UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2013

             Check here if Amendment [ ]; Amendment Number: ______
            This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name:    Maverick Capital, Ltd.
                          Address: 300 Crescent Court
                                   18th Floor
                                   Dallas, TX 75201



                         Form 13F File Number: 28-06270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Name:  John T. McCafferty
                            Title: General Counsel
                            Phone: 214.880.4000


                     Signature, Place, and Date of Signing:

   /s/ John T. McCafferty             Dallas, TX               May 15, 2013
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]


                         Report Type (Check one only):

 [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

                      Number of Other Included Managers:      0
                      Form 13F Information Table Entry Total: 58
                      Form 13F Information Table Value Total: $7,726,170
                                                  (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                  TITLE OF              VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE     SHARED    NONE
----------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- -------- --------
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR  03524A108   60,680    609,542 SH          SOLE                609,542        0        0
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APPLE INC                     COM            037833100  305,397    689,913 SH          SOLE                689,913        0        0
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                              N Y REGISTRY
ASML HOLDING N V              SHS            N07059210   57,458    845,097 SH          SOLE                845,097        0        0
------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC                   COM NEW        096227301    2,963  3,704,101 SH          SOLE              3,704,101        0        0
------------------------------------------------------------------------------------------------------------------------------------
BRIGHTCOVE INC                COM            10921T101    3,119    502,252 SH          SOLE                502,252        0        0
------------------------------------------------------------------------------------------------------------------------------------
CAMERON INTERNATIONAL CORP    COM            13342B105  103,016  1,580,001 SH          SOLE              1,580,001        0        0
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP         COM            14040H105  206,879  3,764,867 SH          SOLE              3,764,867        0        0
------------------------------------------------------------------------------------------------------------------------------------
CAREFUSION CORP               COM            14170T101   51,388  1,468,653 SH          SOLE              1,468,653        0        0
------------------------------------------------------------------------------------------------------------------------------------
CIGNA CORPORATION             COM            125509109   87,784  1,407,478 SH          SOLE              1,407,478        0        0
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                 COM NEW        172967424   48,000  1,085,000 SH          SOLE              1,085,000        0        0
------------------------------------------------------------------------------------------------------------------------------------
CITRIX SYS INC                COM            177376100  235,241  3,260,442 SH          SOLE              3,260,442        0        0
------------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY SOLUTIO  CL A           192446102   50,548    659,709 SH          SOLE                659,709        0        0
------------------------------------------------------------------------------------------------------------------------------------
COLFAX CORP                   COM            194014106   44,308    952,031 SH          SOLE                952,031        0        0
------------------------------------------------------------------------------------------------------------------------------------
COMMUNITY HEALTH SYS INC NEW  COM            203668108  116,439  2,457,028 SH          SOLE              2,457,028        0        0
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP        COM            228227104  224,074  3,217,612 SH          SOLE              3,217,612        0        0
------------------------------------------------------------------------------------------------------------------------------------
DECKERS OUTDOOR CORP          COM            243537107   45,640    819,530 SH          SOLE                819,530        0        0
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP NEW           COM            256677105  261,869  5,177,322 SH          SOLE              5,177,322        0        0
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS               COM            268648102  259,040 10,843,039 SH          SOLE             10,843,039        0        0
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC                      COM            278642103  105,534  1,946,409 SH          SOLE              1,946,409        0        0
------------------------------------------------------------------------------------------------------------------------------------
ERICSSON                      ADR B SEK 10   294821608   23,724  1,882,853 SH          SOLE              1,882,853        0        0
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS HLDG CO       COM            30219G108  102,160  1,772,991 SH          SOLE              1,772,991        0        0
------------------------------------------------------------------------------------------------------------------------------------
F5 NETWORKS INC               COM            315616102  182,094  2,044,164 SH          SOLE              2,044,164        0        0
------------------------------------------------------------------------------------------------------------------------------------
FAMILY DLR STORES INC         COM            307000109  134,167  2,272,089 SH          SOLE              2,272,089        0        0
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATIONAL FINANCIAL   CL A           31620R105  242,268  9,602,395 SH          SOLE              9,602,395        0        0
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE 4.250%
FIDELITY NATIONAL FINANCIAL   8/1            31620RAE5   29,698 22,000,000PRN          SOLE             22,000,000        0        0
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL INFORMATION SV  COM            31620M106  195,754  4,940,790 SH          SOLE              4,940,790        0        0
------------------------------------------------------------------------------------------------------------------------------------
FLEETCOR TECHNOLOGIES INC     COM            339041105  168,110  2,192,641 SH          SOLE              2,192,641        0        0
------------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS 344419106  135,972  1,197,990 SH          SOLE              1,197,990        0        0
------------------------------------------------------------------------------------------------------------------------------------
FORTINET INC                  COM            34959E109   49,960  2,109,798 SH          SOLE              2,109,798        0        0
------------------------------------------------------------------------------------------------------------------------------------

                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                  TITLE OF              VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE     SHARED    NONE
----------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- -------- --------
GOOGLE INC                    CL A           38259P508  198,003    249,315 SH          SOLE                249,315        0        0
------------------------------------------------------------------------------------------------------------------------------------
HCA HOLDINGS INC              COM            40412C101  290,588  7,152,046 SH          SOLE              7,152,046        0        0
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                COM            437076102  119,840  1,717,397 SH          SOLE              1,717,397        0        0
------------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH CORP             COM            512807108  158,116  3,813,691 SH          SOLE              3,813,691        0        0
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC            COM SER A      530555101  215,153  2,932,042 SH          SOLE              2,932,042        0        0
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                 COM            548661107   55,814  1,471,893 SH          SOLE              1,471,893        0        0
------------------------------------------------------------------------------------------------------------------------------------
MACYS INC                     COM            55616P104  276,733  6,614,086 SH          SOLE              6,614,086        0        0
------------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC                CL A           57636Q104  105,024    194,083 SH          SOLE                194,083        0        0
------------------------------------------------------------------------------------------------------------------------------------
METLIFE INC                   COM            59156R108  181,786  4,781,323 SH          SOLE              4,781,323        0        0
------------------------------------------------------------------------------------------------------------------------------------
MGIC INVT CORP WIS            COM            552848103  116,749 23,585,688 SH          SOLE             23,585,688        0        0
------------------------------------------------------------------------------------------------------------------------------------
NETAPP INC                    COM            64110D104  291,164  8,523,549 SH          SOLE              8,523,549        0        0
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE 1.750%
NETAPP INC                    6/0            64110DAB0    8,178  7,500,000PRN          SOLE              7,500,000        0        0
------------------------------------------------------------------------------------------------------------------------------------
NEWS CORP                     CL A           65248E104   52,339  1,715,472 SH          SOLE              1,715,472        0        0
------------------------------------------------------------------------------------------------------------------------------------
NOVARTIS A G                  SPONSORED ADR  66987V109   37,878    531,689 SH          SOLE                531,689        0        0
------------------------------------------------------------------------------------------------------------------------------------
NVR INC                       COM            62944T105  112,577    104,227 SH          SOLE                104,227        0        0
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC BIOSCIENCES CALIF IN  COM            69404D108    8,795  3,531,953 SH          SOLE              3,531,953        0        0
------------------------------------------------------------------------------------------------------------------------------------
PRICELINE COM INC             COM NEW        741503403  261,509    380,011 SH          SOLE                380,011        0        0
------------------------------------------------------------------------------------------------------------------------------------
QLIK TECHNOLOGIES INC         COM            74733T105   53,654  2,077,208 SH          SOLE              2,077,208        0        0
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                  COM            747525103  292,877  4,375,222 SH          SOLE              4,375,222        0        0
------------------------------------------------------------------------------------------------------------------------------------
RADIAN GROUP INC              COM            750236101   10,710  1,000,000 SH          SOLE              1,000,000        0        0
------------------------------------------------------------------------------------------------------------------------------------
RALPH LAUREN CORP             CL A           751212101  134,451    794,110 SH          SOLE                794,110        0        0
------------------------------------------------------------------------------------------------------------------------------------
SKYWORKS SOLUTIONS INC        COM            83088M102  197,233  8,954,954 SH          SOLE              8,954,954        0        0
------------------------------------------------------------------------------------------------------------------------------------
SOLARWINDS INC                COM            83416B109   44,392    751,141 SH          SOLE                751,141        0        0
------------------------------------------------------------------------------------------------------------------------------------
TRANSDIGM GROUP INC           COM            893641100  150,209    982,270 SH          SOLE                982,270        0        0
------------------------------------------------------------------------------------------------------------------------------------
UNITED PARCEL SERVICE INC     CL B           911312106  292,372  3,403,631 SH          SOLE              3,403,631        0        0
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC        COM            91324P102  104,375  1,824,425 SH          SOLE              1,824,425        0        0
------------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC                  COM            92343E102  182,661  3,864,196 SH          SOLE              3,864,196        0        0
------------------------------------------------------------------------------------------------------------------------------------
VMWARE INC                    CL A COM       928563402  136,778  1,734,000 SH          SOLE              1,734,000        0        0
------------------------------------------------------------------------------------------------------------------------------------
WHOLE FOODS MKT INC           COM            966837106  102,928  1,186,494 SH          SOLE              1,186,494        0        0
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